Summary of Calculation of Unaudited Proforma Basic and Diluted Net Loss per Common Share (Detail) - USD ($)		3 Months Ended								9 Months Ended		10 Months Ended	12 Months Ended
	Feb. 04, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2014
Numerator:
Net loss applicable to common stockholders										$ (41,605,703)	$ (15,309,164)	$ (57,277,797)	$ (25,032,151)
Preferred stock dividends	$ 1,342,136									634,794	0	0	707,342
Net loss		$ (9,015,645)	$ (6,756,924)	$ (4,168,384)	$ (4,383,856)	$ (53,648,320)	$ (1,854,518)	$ (1,751,135)	$ (23,824)	$ (40,970,909)	$ (15,309,164)	$ (57,277,797)	$ (24,324,809)
Denominator:
Weighted average basic and diluted common shares outstanding (in shares)										22,078,269	5,334,609	6,788,396	5,397,599
Basic and diluted net loss per common share		$ (1.74)	$ (1.22)	$ (0.79)	$ (0.86)	$ (2.48)				$ (1.88)	$ (2.87)	$ (8.44)	$ (4.64)
Pro Forma [Member]
Numerator:
Net loss applicable to common stockholders													$ (25,032,151)
Preferred stock dividends													707,342
Net loss													$ (24,324,809)
Denominator:
Weighted average common shares outstanding													5,397,599
Conversion of convertible preferred stock													6,496,631
Weighted average basic and diluted common shares outstanding (in shares)													11,894,230
Basic and diluted net loss per common share													$ (2.05)